Expense Example, No Redemption	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class A 1 Year	Prospectus #1 Eaton Vance Growth Fund Class A 3 Years	Prospectus #1 Eaton Vance Growth Fund Class A 5 Years	Prospectus #1 Eaton Vance Growth Fund Class A 10 Years	Prospectus #1 Eaton Vance Growth Fund Class C 1 Year	Prospectus #1 Eaton Vance Growth Fund Class C 3 Years	Prospectus #1 Eaton Vance Growth Fund Class C 5 Years	Prospectus #1 Eaton Vance Growth Fund Class C 10 Years	Prospectus #1 Eaton Vance Growth Fund Class I 1 Year	Prospectus #1 Eaton Vance Growth Fund Class I 3 Years	Prospectus #1 Eaton Vance Growth Fund Class I 5 Years	Prospectus #1 Eaton Vance Growth Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class R 1 Year	Prospectus #1 Eaton Vance Growth Fund Class R 3 Years	Prospectus #1 Eaton Vance Growth Fund Class R 5 Years	Prospectus #1 Eaton Vance Growth Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 10 Years	Prospectus #1 Eaton Vance Special Equities Fund Class A 1 Year	Prospectus #1 Eaton Vance Special Equities Fund Class A 3 Years	Prospectus #1 Eaton Vance Special Equities Fund Class A 5 Years	Prospectus #1 Eaton Vance Special Equities Fund Class A 10 Years	Prospectus #1 Eaton Vance Special Equities Fund Class C 1 Year	Prospectus #1 Eaton Vance Special Equities Fund Class C 3 Years	Prospectus #1 Eaton Vance Special Equities Fund Class C 5 Years	Prospectus #1 Eaton Vance Special Equities Fund Class C 10 Years	Prospectus #1 Eaton Vance Special Equities Fund Class I 1 Year	Prospectus #1 Eaton Vance Special Equities Fund Class I 3 Years	Prospectus #1 Eaton Vance Special Equities Fund Class I 5 Years	Prospectus #1 Eaton Vance Special Equities Fund Class I 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class A 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class C 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class I 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class A 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class C 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class I 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 10 Years
USD ($)	672	878	1,101	1,740	179	554	954	1,875	78	243	422	942	676	898	1,138	1,824	183	575	992	1,959	82	264	462	1,033	132	421	730	1,609	675	887	1,116	1,773	182	563	970	1,908	131	409	708	1,556	81	252	439	978	74	230	401	894	691	987	1,304	2,201	199	667	1,162	2,335	98	359	641	1,444	149	514	905	1,999	690	960	1,250	2,074	198	639	1,107	2,208	97	331	583	1,305	667	863	1,075	1,685	174	539	928	1,821	73	227	395	883	123	384	665	1,466	68	214	373	835	725	1,039	1,376	2,325	229	706	1,210	2,419	128	400	692	1,523